SHORT-TERM AND LONG-TERM DEBT (TABLES)	12 Months Ended
Jun. 30, 2013
Notes to Financial Statements [Abstract]
Debt Due Within One Year

June 30	2013	2012
DEBT DUE WITHIN ONE YEAR
Current portion of long-term debt	$4,506	$4,083
Commercial paper	7,642	4,574
Other	284	41
TOTAL	12,432	8,698

Short-term weighted average interest rates(1)	0.5%	0.6%
(1) Weighted average short-term interest rates include the effects of interest rate swaps discussed in Note 5

Long-term Debt

June 30	2013	2012
LONG-TERM DEBT
Floating rate USD notes due February 2014	$2,000	$1,000
4.50% EUR note due May 2014	1,960	1,887
4.95% USD note due August 2014	900	900
0.70% USD note due August 2014	1,000	1,000
3.50% USD note due February 2015	750	750
0.95% JPY note due May 2015	1,012	1,261
3.15% USD note due September 2015	500	500
1.80% USD note due November 2015	1,000	1,000
4.85% USD note due December 2015	700	700
1.45% USD note due August 2016	1,000	1,000
5.13% EUR note due October 2017	1,437	1,383
4.70% USD note due February 2019	1,250	1,250
4.13% EUR note due December 2020	784	755
9.36% ESOP debentures due 2013-2021(1)	701	757
2.30% USD note due February 2022	1,000	1,000
2.00% EUR note due August 2022	1,307	—
4.88% EUR note due May 2027	1,307	1,258
6.25% GBP note due January 2030	764	780
5.50% USD note due February 2034	500	500
5.80% USD note due August 2034	600	600
5.55% USD note due March 2037	1,400	1,400
Capital lease obligations	31	45
All other long-term debt	1,714	5,437
Current portion of long-term debt	(4,506)	(4,083)
TOTAL	19,111	21,080

Long-term weighted average interest rates(2)	3.3%	3.3%

(1)	Debt issued by the ESOP is guaranteed by the Company and must be recorded as debt of the Company as discussed in Note 9.

(2)	Weighted average long-term interest rates include the effects of interest rate swaps discussed in Note 5.

Long-Term Debt Maturities	Long-term debt maturities during the next five fiscal years are as follows:

June 30	2014	2015	2016	2017	2018
Debt maturities	$4,506	$3,798	$2,379	$1,085	$1,531